Condensed Consolidated Statements of Cash Flows - KRW (₩) ₩ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	₩ (456,346)	₩ (1,027,043)	₩ (2,650,990)	₩ (1,283,380)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	58,332	14,894	123,184	18,449
Pension plan expenses	108,458	118,889	237,779	210,059
Bad debt		17,209	18,255	5,830
Deferred income taxes	2,196		(9,118)	(16,205)
Warrants issued for professional service			614,350
Payroll offset against loan to affiliate			10,140	6,000
Foreign currency loss	9,659	4,647	(5,506)	5,258
Changes in operating assets and liabilities:
Accounts receivable	(284,561)	122,066	(191,811)	571,442
Inventories	(81,222)	221,440	225,090	(162,570)
Other current assets	(10,645)	12,868	3,885	(21,564)
Deposits	20,300	(12,350)	(32,702)	(7,000)
Accounts payable	73,793	7,813	178,964	252,283
Nontrade payables	122,100	(99,357)	(35,830)	344,627
Other current liabilities	14,184	75,418	(94,567)	(160,009)
Pension benefits payments	(30,895)	(163,500)	(146,893)	(84,268)
NET CASH USED IN OPERATING ACTIVITIES	(454,647)	(707,006)	(1,755,770)	(321,138)
CASH FLOWS FROM INVESTING ACTIVITIES:
Increase in loans to related parties	(2,710)	(11,485)	(225,101)
Decrease in loans to related parties	165,166		213,297
Purchase of short-term financial instruments			(273,000)	(123,110)
Proceeds from disposals of short-term financial instruments	262,000	34,999		85,114
Purchase of property and equipment		(24,004)	(51,424)	(11,178)
Purchase of intangible assets		(2,395)	(2,395)
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	424,456	(2,885)	(338,623)	(49,174)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from private placement, net	557,336		2,086,936
Drawdown of short-term borrowings	122,113	851,275	1,459,992	1,898,665
Repayment of short-term borrowings	(518,508)	(274,000)	(1,302,830)	(2,588,489)
Repayment of current portion of long-term debt	(101,960)	(60,000)	(120,000)	(120,000)
Borrowings of long-term debt		24,702	200,000	500,000
Advances from a related party			3,470	162,000
Issuance of redeemable convertible preferred stock				636,007
Repayment of long-term debt		53,695	(202,610)	(113,495)
Increase in loans from related parties	181,016	10,673
Repayment of loans from related parties	(142,262)	(53,695)
NET CASH PROVIDED BY FINANCING ACTIVITIES	97,735	552,650	2,121,488	374,688
Effect of exchange rate on cash and cash equivalents	(10,632)		(75,750)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	56,912	(157,241)	(48,655)	4,376
CASH AND CASH EQUIVALENTS- beginning of year	109,316	157,971	157,971	153,595
CASH AND CASH EQUIVALENTS- end of period	166,228	730	109,316	157,971
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest	78,652	164,248	235,408	223,408
Income taxes
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Conversion of redeemable convertible preferred stock to common stock			636,007
Consideration due for the business acquisition				500,000
Exchange of debt for common stock			4,759,322
Offset of loans from related parties against loans to related parties				200,000
Refinancing of short-term borrowings			₩ 1,828,000	₩ 1,600,000